Financial instruments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Risk Management [Abstract]
Unamortized gain included in accumulated other comprehensive loss	CAD 7	CAD 7
Financial assets [Abstract]
Investments, carrying amount	68	69
Fair Value Level 2 [Member]
Financial liabilities [Abstract]
Debt, carrying amount	10,937	10,427
Debt, fair value	12,084	11,720
Fair Value Level 3 [Member]
Financial assets [Abstract]
Investments, carrying amount	68	69
Investments, fair value	CAD 220	CAD 220